UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and Address of Agent for Service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2013

Date of reporting period: January 31, 2013

Item 1.  Schedule of Investments

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Consumer ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 73.9%
Consumer Goods — 42.8%
361 Degrees International (A)	3,420,468	$979,116
Anta Sports Products (A)	3,010,349	2,810,291
China Yurun Food Group *	5,279,794	3,887,307
Daphne International Holdings (A)	3,584,918	4,617,857
Dongfeng Motor Group, Cl H	7,425,784	12,121,931
Great Wall Motor, Cl H	3,291,275	13,389,345
Guangzhou Automobile Group, Cl H	8,752,163	7,324,128
Hengan International Group	966,456	9,695,216
Li Ning * (A)	3,049,511	2,044,699
Shenzhou International Group Holdings	1,486,988	3,612,303
Tingyi Cayman Islands Holding	2,978,435	8,372,216
Tsingtao Brewery, Cl H	1,300,801	7,514,233
Uni-President China Holdings	3,774,426	4,423,954
Want Want China Holdings	6,885,945	9,145,271
Zhongpin * (A)	97,245	1,233,067
		91,170,934
Consumer Services — 24.4%
Air China, Cl H	7,803,236	6,680,956
Ajisen China Holdings (A)	2,059,810	1,574,989
China Southern Airlines, Cl H	6,965,658	4,185,466
Focus Media Holding ADR	135,086	3,416,325
Golden Eagle Retail Group (A)	2,380,618	5,126,276
GOME Electrical Appliances Holding * (A)	45,274,871	5,429,201
Home Inns & Hotels Management ADR *	53,024	1,620,944
Intime Department Store Group	4,528,895	5,956,460
New Oriental Education & Technology Group ADR (A)	129,059	2,203,037
Parkson Retail Group	5,380,190	4,148,533
PCD Stores Group	9,318,650	1,309,711
Wumart Stores, Cl H	2,121,239	4,223,113
Youku.com ADR * (A)	264,209	6,013,397
		51,888,408
Health Care — 6.7%
Shandong Weigao Group Medical Polymer, Cl H	6,008,227	5,794,870
Sinopharm Group, Cl H	2,790,756	8,546,362
		14,341,232
TOTAL CHINA		157,400,574

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
HONG KONG— 25.9%
Consumer Goods — 20.8%
AviChina Industry & Technology, Cl H	7,807,611	$3,785,313
Belle International Holdings, Cl A	5,170,688	11,494,270
Bosideng International Holdings	11,005,218	3,121,887
China Agri-Industries Holdings	6,531,188	3,983,356
China Foods (A)	2,889,196	2,496,017
China Mengniu Dairy	3,175,550	9,274,339
China Resources Enterprise	2,870,748	10,290,481
		44,445,663
Consumer Services — 5.1%
China Dongxiang Group	10,278,983	1,656,746
China Travel International Investment Hong Kong	10,710,980	2,347,869
Chow Tai Fook Jewellery Group (A)	4,229,172	6,740,151
		10,744,766
TOTAL HONG KONG		55,190,429
TOTAL COMMON STOCK
(Cost $209,010,683)		212,591,003

REPURCHASE AGREEMENT — 10.3%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $21,832,613 (collateralized by U.S. Treasury Bills, ranging in par value $216,766 to $17,835,763, 0.000%, 04/11/13 to 07/05/13, with a total market value of $22,269,205)(B)
(Cost $21,832,534)	$21,832,534	21,832,534

TOTAL INVESTMENTS — 110.1%
(Cost $230,843,217)††		$234,423,537

Percentages are based on Net Assets of $212,828,021.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $17,155,532.
(B)	This security were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $21,832,534.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $230,843,217, and the unrealized appreciation and depreciation were $20,987,452 and $(17,407,132) respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Consumer ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$212,591,003	$—	$—	$212,591,003
Repurchase Agreement	—	21,832,534	—	21,832,534
Total Investments in Securities	$212,591,003	$21,832,534	$—	$234,423,537

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Energy ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 60.6%
Energy — 47.3%
Anton Oilfield Services Group	85,142	$40,620
China Coal Energy, Cl H	229,425	255,890
China Longyuan Power Group, Cl H	223,550	187,363
China Oilfield Services, Cl H	121,973	264,222
China Petroleum & Chemical, Cl H	441,829	536,092
China Shenhua Energy, Cl H	109,312	470,067
LDK Solar ADR *	13,167	22,121
PetroChina, Cl H	328,072	467,864
Suntech Power Holdings ADR *	16,180	27,021
Tianneng Power International	55,415	39,014
Trina Solar ADR *	4,336	22,417
Yanzhou Coal Mining, Cl H	138,534	236,862
Yingli Green Energy Holding ADR *	8,251	23,845
		2,593,398
Oil & Gas — 4.9%
ENN Energy Holdings	52,242	250,250
JA Solar Holdings ADR *	2,806	14,984
		265,234
Utilities — 8.4%
Datang International Power Generation, Cl H	251,543	110,602
Huadian Power International, Cl H *	137,768	58,266
Huaneng Power International, Cl H	281,610	290,492
		459,360
TOTAL CHINA		3,317,992
HONG KONG— 39.3%
Energy — 23.5%
Beijing Enterprises Holdings	35,762	257,538
China Gas Holdings	163,728	142,291
CNOOC	222,769	460,165
Kunlun Energy	125,322	260,488
Shougang Fushan Resources Group	378,547	162,540
		1,283,022
Utilities — 15.8%
China Power International Development	192,648	69,802
China Resources Power Holdings	107,730	297,961
GCL-Poly Energy Holdings	921,632	251,935
Hong Kong & China Gas	87,687	248,745
		868,443

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$2,151,465
TOTAL COMMON STOCK
(Cost $4,920,700)		5,469,457
TOTAL INVESTMENTS — 99.9%
(Cost $4,920,700)††		$5,469,457

Percentages are based on Net Assets of $5,472,870.

*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $4,920,700, and the unrealized appreciation and depreciation were $1,082,206 and $(533,449) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,469,457	$—	$—	$5,469,457
Total Investments in Securities	$5,469,457	$—	$—	$5,469,457

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Financials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 83.4%
Financials — 73.2%
Agricultural Bank of China, Cl H	796,188	$433,235
Bank of China, Cl H	1,726,655	850,481
Bank of Communications, Cl H	448,532	380,553
China Citic Bank, Cl H	449,216	306,413
China Construction Bank, Cl H	919,780	793,425
China Life Insurance, Cl H	112,133	375,926
China Merchants Bank, Cl H	174,086	417,067
China Minsheng Banking, Cl H	288,579	414,520
China Pacific Insurance Group, Cl H	82,845	323,672
Chongqing Rural Commercial Bank, Cl H	140,067	83,259
CITIC Securities, Cl H	49,196	131,309
Industrial & Commercial Bank of China, Cl H	1,069,971	805,714
PICC Property & Casualty, Cl H	214,443	326,280
Ping An Insurance Group of China, Cl H	41,416	371,416
Sino-Ocean Land Holdings	278,076	221,947
SOHO China	93,932	84,540
		6,319,757
Real Estate — 10.2%
Agile Property Holdings	65,112	92,353
Country Garden Holdings *	231,612	123,341
Evergrande Real Estate Group	271,304	143,429
Greentown China Holdings *	23,193	47,729
Guangzhou R&F Properties	51,493	93,486
Longfor Properties	66,103	123,931
Renhe Commercial Holdings *	456,768	40,050
Shimao Property Holdings	67,104	148,305
Shui On Land	148,501	71,997
		884,621
TOTAL CHINA		7,204,378
HONG KONG— 16.5%
Financials — 14.5%
China Everbright	49,598	93,499
China Overseas Land & Investment	125,866	390,319
China Resources Land	104,702	318,613
Franshion Properties China	184,258	67,712
Hopson Development Holdings *	30,361	62,481
KWG Property Holding	66,847	50,682
New China Life Insurance, Cl H	31,011	121,358
Shenzhen Investment	115,508	53,171
Yuexiu Property	262,645	93,809
		1,251,644

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Financials ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 2.0%
China Taiping Insurance Holdings *	44,673	$94,353
Poly Property Group *	97,107	74,501
		168,854
TOTAL HONG KONG		1,420,498
TOTAL COMMON STOCK
(Cost $7,689,514)		8,624,876
TOTAL INVESTMENTS — 99.9%
(Cost $7,689,514)††		$8,624,876

Percentages are based on Net Assets of $8,634,603.

*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $7,689,514, and the unrealized appreciation and depreciation were $1,028,237 and $(92,875) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,624,876	$—	$—	$8,624,876
Total Investments in Securities	$8,624,876	$—	$—	$8,624,876

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 82.9%
Industrials — 82.9%
Anhui Conch Cement, Cl H	60,495	$237,521
BBMG, Cl H	157,978	147,479
Byd, Cl H *	29,653	99,221
China Communications Construction, Cl H	218,783	222,016
China COSCO Holdings, Cl H *	366,379	190,384
China Liansu Group Holdings	127,945	90,406
China National Building Material, Cl H	180,681	288,423
China National Materials	135,446	42,614
China Railway Construction, Cl H	210,077	226,996
China Railway Group, Cl H	431,968	246,189
China Rongsheng Heavy Industry Group	431,584	82,918
China Shanshui Cement Group	267,950	196,936
China Shipping Container Lines, Cl H *	532,552	163,431
China Shipping Development, Cl H	174,483	96,068
China South Locomotive and Rolling Stock	253,713	209,045
China Zhongwang Holdings *	199,065	75,720
Dongfang Electric, Cl H	48,258	93,462
First Tractor, Cl H *	57,073	58,284
Guangshen Railway, Cl H	203,210	88,040
Haitian International Holdings	79,342	100,157
Harbin Power Equipment, Cl H	94,173	85,243
Jiangsu Expressway, Cl H	173,495	178,967
Metallurgical Corp of China, Cl H *	407,599	85,668
Sany Heavy Equipment International Holdings	119,192	56,557
Shanghai Electric Group, Cl H	396,492	164,110
Weichai Power, Cl H	59,259	244,512
Yangzijiang Shipbuilding Holdings	244,472	193,579
Zhuzhou CSR Times Electric, Cl H	62,766	201,116
TOTAL CHINA		4,165,062
HONG KONG— 17.0%
Industrials — 17.0%
Beijing Capital International Airport, Cl H	210,591	175,416
China High Speed Transmission Equipment Group *	134,150	53,623
China Resources Cement Holdings	246,197	157,774
CITIC Resources Holdings *	285,141	45,223
Shanghai Industrial Holdings	62,267	221,195
Shenzhen International Holdings	1,052,191	139,742
Sunny Optical Technology Group	69,671	59,291
		852,264

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
TOTAL HONG KONG		$852,264
TOTAL COMMON STOCK
(Cost $6,052,739)		5,017,326
TOTAL INVESTMENTS — 99.9%
(Cost $6,052,739)††		$5,017,326

Percentages are based on Net Assets of $5,020,952.

*	Non-income producing security.

††	At January 31, 2013, the tax basis cost of the Fund's investments was $6,052,739, and the unrealized appreciation and depreciation were $537,649 and $(1,573,062) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$5,017,326	$—	$—	$5,017,326
Total Investments in Securities	$5,017,326	$—	$—	$5,017,326

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA— 70.3%
Basic Materials — 70.3%
Aluminum Corp of China, Cl H *	251,063	$121,074
Angang Steel, Cl H *	193,764	143,410
China BlueChemical	166,270	119,417
China Hongqiao Group	200,822	106,167
China Molybdenum, Cl H	250,288	139,095
China Rare Earth Holdings	228,738	50,140
China Vanadium Titano - Magnetite Mining	199,620	45,559
Dongyue Group	230,765	154,133
Hidili Industry International Development	199,716	58,457
Hunan Non-Ferrous Metal, Cl H *	335,792	108,678
Jiangxi Copper, Cl H	43,842	118,998
Lingbao Gold, Cl H	58,910	23,624
Maanshan Iron & Steel, Cl H *	393,232	122,197
Real Gold Mining * (A)(B)	97,864	28,014
Sinofert Holdings	385,826	96,016
Sinopec Shanghai Petrochemical, Cl H	379,204	140,819
Sinopec Yizheng Chemical Fibre, Cl H	302,815	75,358
Xinjiang Xinxin Mining Industry, Cl H	156,094	37,839
Yongye International *	7,240	39,458
Zhaojin Mining Industry	64,230	96,733
Zijin Mining Group, Cl H	273,674	105,512
TOTAL CHINA		1,930,698
HONG KONG— 29.5%
Basic Materials — 29.5%
China Lumena New Materials	548,636	132,288
Citic Pacific	90,662	145,893
Fufeng Group	164,402	78,434
Kingboard Laminates Holdings	241,874	121,632
North Mining Shares, Cl C *	1,829,676	110,884
Shougang Concord International Enterprises *	1,258,595	84,389
Yingde Gases	121,549	136,354
TOTAL HONG KONG		809,874
TOTAL COMMON STOCK
(Cost $3,372,343)		2,740,572
TOTAL INVESTMENTS — 99.8%
(Cost $3,372,343)††		$2,740,572

Percentages are based on Net Assets of $2,745,117.

Schedule of Investments (Unaudited)	January 31, 2013

Global X China Materials ETF

*	Non-income producing security.
(A)	Securities considered illiquid. The total value of such securities as of January 31, 2013 was $28,014 and represented 1.0% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of January 31, 2013, was $28,014 and represents 1.0% of Net Assets.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $3,372,343, and the unrealized appreciation and depreciation were $130,011 and $(761,782) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,712,558	$—	$28,014	$2,740,572
Total Investments in Securities	$2,712,558	$—	$28,014	$2,740,572

(1) The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of January 31, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Quantitative information about level 3 fair value measurements
Assets	Fair Value at 1/31/13	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$28,014	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0% to 75%

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock
Beginning Balance as of November 1, 2012	$28,033
Change in unrealized appreciation/(depreciation)	(19)
Ending Balance as of January 31, 2013	$28,014

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of January 31, 2013 is $(19).

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X NASDAQ China Technology ETF

	Shares	Value
COMMON STOCK — 99.9%
CHINA— 80.2%
Technology — 80.2%
21Vianet Group ADR *	7,531	$74,708
AsiaInfo Holdings *	9,610	105,518
AutoNavi Holdings ADR *	2,054	24,504
Baidu ADR *	2,256	244,325
China Communications Services, Cl H	151,306	92,086
China Wireless Technologies	330,381	95,850
Foxconn International Holdings *	219,340	89,937
iSoftStone Holdings ADR *	9,297	48,716
Kingdee International Software Group *	398,418	82,197
Lenovo Group	235,565	245,121
NetEase ADR	2,515	116,746
Qihoo 360 Technology ADR *	4,314	131,879
Semiconductor Manufacturing International *	2,292,834	143,387
SINA *	4,774	262,236
Sky-mobi ADR *	1,257	2,463
Sohu.com *	2,706	129,563
Spreadtrum Communications ADR	6,947	107,679
Tencent Holdings	6,792	237,686
ZTE, Cl H	73,488	142,136
TOTAL CHINA		2,376,737
HONG KONG— 19.7%
Technology — 19.7%
ASM Pacific Technology	18,834	237,993
Comba Telecom Systems Holdings	98,492	35,686
Digital China Holdings	64,178	103,772
TCL Communication Technology Holdings	121,356	36,303
VODone	677,518	58,532
VTech Holdings	9,548	110,003
TOTAL HONG KONG		582,289
TOTAL COMMON STOCK
(Cost $2,889,787)		2,959,026
TOTAL INVESTMENTS — 99.9%
(Cost $2,889,787)††		$2,959,026

Percentages are based on Net Assets of $2,962,279.

*	Non-income producing security.

††	At January 31, 2013, the tax basis cost of the Fund's investments was $2,889,787, and the unrealized appreciation and depreciation were $372,123 and $(302,884) respectively.

ADR — American Depositary Receipt
Cl — Class

Schedule of Investments (Unaudited)	January 31, 2013

Global X NASDAQ China Technology ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,959,026	$—	$—	$2,959,026
Total Investments in Securities	$2,959,026	$—	$—	$2,959,026

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — 99.9%
INDONESIA— 21.4%
Consumer Goods — 7.8%
Astra International	3,371,757	$2,544,395
Gudang Garam	65,605	349,242
Unilever Indonesia	174,474	394,985
		3,288,622
Financials — 8.2%
Bank Central Asia	1,371,340	1,358,668
Bank Mandiri	1,043,989	970,031
Bank Rakyat Indonesia Persero	1,366,775	1,115,592
		3,444,291
Industrials — 1.5%
United Tractors	310,863	630,343
Telecommunications — 2.7%
Telekomunikasi Indonesia ADR	28,475	1,129,034
Utilities — 1.2%
Perusahaan Gas Negara	1,085,021	520,788
TOTAL INDONESIA		9,013,078
MALAYSIA— 25.8%
Basic Materials — 1.6%
Petronas Chemicals Group	358,111	685,794
Consumer Goods — 2.0%
IOI	538,142	860,819
Consumer Services — 2.3%
Genting	309,827	947,331
Financials — 9.5%
CIMB Group Holdings	623,549	1,446,987
Malayan Banking	682,943	1,951,894
Public Bank	120,669	602,762
		4,001,643
Industrials — 3.6%
Sime Darby	503,273	1,506,417
Oil & Gas — 1.3%
Petronas Gas	90,202	538,831
Telecommunications — 4.7%
Axiata Group	708,462	1,436,534
Maxis	256,084	525,026
		1,961,560
Utilities — 0.8%
Tenaga Nasional	154,491	348,065
TOTAL MALAYSIA		10,850,460

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
PHILIPPINES— 0.8%
Telecommunications — 0.8%
Philippine Long Distance Telephone ADR	4,838	$333,193
SINGAPORE— 38.0%
Consumer Goods — 2.1%
Wilmar International	285,154	880,126
Consumer Services — 4.9%
Genting Singapore	680,098	851,737
Jardine Cycle & Carriage	15,921	651,042
Singapore Airlines	65,434	581,036
		2,083,815
Financials — 20.4%
CapitaLand	354,631	1,146,143
City Developments	76,429	721,896
DBS Group Holdings	202,725	2,450,423
Oversea-Chinese Banking	287,825	2,274,414
United Overseas Bank	130,842	1,992,786
		8,585,662
Industrials — 1.3%
Singapore Technologies Engineering	171,557	543,371
Oil & Gas — 3.3%
Keppel	149,459	1,388,744
Telecommunications — 6.0%
Singapore Telecommunications	889,377	2,515,105
TOTAL SINGAPORE		15,996,823
THAILAND— 13.9%
Financials — 5.5%
Bangkok Bank	54,584	382,564
Kasikornbank	130,351	867,695
Siam Commercial Bank	173,921	1,043,993
		2,294,252
Industrials — 1.2%
Siam Cement	34,252	509,989
Oil & Gas — 5.0%
PTT	95,299	1,089,771
PTT Exploration & Production	178,352	992,838
		2,082,609
Telecommunications — 2.2%
Advanced Info Service	133,067	937,092

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
TOTAL THAILAND		$5,823,942
TOTAL COMMON STOCK
(Cost $39,938,416)		42,017,496
TOTAL INVESTMENTS — 99.9%
(Cost $39,938,416)††		$42,017,496

Percentages are based on Net Assets of $42,046,541.

††	At January 31, 2013, the tax basis cost of the Fund's investments was $39,938,416, and the unrealized appreciation and depreciation were $3,204,496 and $(1,125,416) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$42,017,496	$—	$—	$42,017,496
Total Investments in Securities	$42,017,496	$—	$—	$42,017,496

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — 96.8%
CHILE— 49.9%
Basic Materials — 9.1%
CAP	5,228	$193,257
Empresas CMPC	79,312	307,387
Sociedad Quimica y Minera de Chile ADR	5,689	323,363
		824,007
Consumer Goods — 1.7%
Cia Cervecerias Unidas ADR	3,185	101,761
Embotelladora Andina ADR, Cl B	1,397	55,433
		157,194
Consumer Services — 12.7%
Cencosud	47,027	292,140
Latam Airlines Group ADR *	16,798	411,383
Ripley	49,182	53,219
SACI Falabella	33,880	393,757
		1,150,499
Financials — 9.3%
Banco de Chile ADR	2,824	280,847
Banco de Credito e Inversiones	2,051	160,172
Banco Santander Chile ADR	8,859	267,542
Corpbanca ADR	4,448	95,810
Inversiones La Construccion	1,842	36,142
		840,513
Industrials — 0.5%
Sigdo Koppers	15,718	40,521
Oil & Gas — 4.2%
Empresas COPEC	24,848	384,862
Technology — 1.1%
Sonda	29,402	99,822
Telecommunications — 1.1%
ENTEL Chile	4,720	102,292
Utilities — 10.2%
AES Gener	118,400	81,335
Aguas Andinas, Cl A	139,559	102,497
Colbun *	351,524	110,872
E.CL	25,254	59,649
Empresa Nacional de Electricidad ADR	6,433	332,007
Enersis ADR	12,316	242,010
		928,370
TOTAL CHILE		4,528,080
COLOMBIA— 30.7%
Consumer Goods — 2.8%
Almacenes Exito	13,250	247,774

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Financials — 8.2%
BanColombia ADR	4,960	$344,770
Financiera Colombiana	5,400	106,454
Grupo de Inversiones Suramericana	13,884	294,820
		746,044
Industrials — 4.1%
Cementos Argos	20,455	126,043
Grupo Argos	18,786	247,389
		373,432
Oil & Gas — 13.7%
Ecopetrol ADR	13,329	843,726
Pacific Rubiales Energy ^	17,143	399,957
		1,243,683
Utilities — 1.9%
Interconexion Electrica	18,552	104,390
Isagen	48,417	66,813
		171,203
TOTAL COLOMBIA		2,782,136
PERU— 16.2%
Basic Materials — 10.8%
Cia de Minas Buenaventura ADR	11,551	341,794
Southern Copper	13,220	520,736
Volcan Cia Minera SAA	113,807	117,131
		979,661
Financials — 5.4%
Credicorp	1,056	164,609
Credicorp Ltd.	2,061	323,021
		487,630
TOTAL PERU		1,467,291
TOTAL COMMON STOCK
(Cost $8,244,401)		8,777,507
PREFERRED STOCK — 3.1%
COLOMBIA— 3.1%
Financials — 2.0%
Banco Davivienda	5,952	80,459
Grupo Aval Acciones y Valores	140,161	99,077
		179,536
Industrials — 1.1%
Grupo Argos	8,158	104,307
TOTAL COLOMBIA		283,843
TOTAL PREFERRED STOCK
(Cost $241,724)		283,843
TOTAL INVESTMENTS — 99.9%
(Cost $8,486,125)††		$9,061,350

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Andean 40 ETF

Percentages are based on Net Assets of $9,073,900.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $8,486,125, and the unrealized appreciation and depreciation were $1,008,602 and $(433,377) respectively.

ADR — American Depositary Receipt

CAD — Canadian Dollar

Cl — Class

Ltd. — Limited

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$8,777,507	$—	$—	$8,777,507
Preferred Stock	283,843	—	—	283,843
Total Investments in Securities	$9,061,350	$—	$—	$9,061,350

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Colombia 20 ETF

	Shares	Value
COMMON STOCK — 89.9%
COLOMBIA— 89.9%
Consumer Goods — 9.7%
Almacenes Exito	440,254	$8,232,708
Fabricato *	87,505,439	1,774,348
Grupo Nutresa	603,848	8,468,926
		18,475,982
Consumer Services — 1.2%
Avianca Taca Holding	899,160	2,213,195
Financials — 28.4%
BanColombia ADR	340,390	23,660,509
Bolsa de Valores de Colombia	142,726,431	2,427,799
Financiera Colombiana	455,744	8,984,426
Grupo Aval Acciones y Valores	13,252,134	9,404,976
Grupo de Inversiones Suramericana	445,676	9,463,721
Interbolsa *	1,320,603	36,448
		53,977,879
Industrials — 9.1%
Cementos Argos	1,580,896	9,741,413
Grupo Argos	509,010	6,703,045
Tableros y Maderas de Caldas	205,821,321	856,715
		17,301,173
Oil & Gas — 22.5%
Canacol Energy *	654,099	2,354,337
Ecopetrol ADR (A)	430,845	27,272,488
Pacific Rubiales Energy ^	560,332	13,072,915
		42,699,740
Telecommunications — 0.4%
Empresa de Telecomunicaciones de Bogota *	3,810,275	843,432
Utilities — 18.6%
Celsia ESP	2,826,506	9,233,774
Empresa de Energia de Bogota	11,838,076	8,934,850
Interconexion Electrica	1,572,566	8,848,623
Isagen	5,962,523	8,228,061
		35,245,308
TOTAL COLOMBIA		170,756,709
TOTAL COMMON STOCK
(Cost $153,939,196)		170,756,709

PREFERRED STOCK — 10.0%
COLOMBIA— 10.0%
Financials — 8.6%
Banco Davivienda	667,803	9,027,364

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Colombia 20 ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Financials — continued
Grupo Aval Acciones y Valores	4,304,712	$3,042,910
Grupo de Inversiones Suramericana	196,329	4,246,362
		16,316,636
Industrials — 1.4%
Grupo Argos	209,954	2,684,425
TOTAL COLOMBIA		19,001,061
TOTAL PREFERRED STOCK
(Cost $15,481,209)		19,001,061

U.S. TREASURY OBLIGATION — 5.3%
United States Treasury Bills
0.024%, 02/28/13(B)
(Cost $9,999,819)	$10,000,000	9,999,760
TOTAL INVESTMENTS — 105.2%
(Cost $179,420,224)††		$199,757,530

Percentages are based on Net Assets of $189,896,874.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.
(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $14,955,427. These securities are collateralized by cash in the amount of $4,036,500, $6,475,000 and $4,823,000 held at Credit Suisse Securities USA, LLC, Goldman Sachs & Co. and JPMorgan Clearing, respectively.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $179,420,224, and the unrealized appreciation and depreciation were $26,607,988 and $(6,270,682) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$170,756,709	$—	$—	$170,756,709
Preferred Stock	19,001,061	—	—	19,001,061
U.S. Treasury Obligation	—	9,999,760	—	9,999,760
Total Investments in Securities	$189,757,770	$9,999,760	$—	$199,757,530

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — 87.3%
BRAZIL— 87.3%
Basic Materials — 8.7%
Cia Siderurgica Nacional ADR	169,350	$919,570
Fibria Celulose ADR *	64,293	793,376
		1,712,946
Consumer Goods — 11.9%
Cia Hering	16,943	322,294
Cosan, Cl A	19,784	389,151
Cosan Industria e Comercio	13,199	311,524
Hypermarcas *	44,227	382,005
JBS *	92,743	355,352
Natura Cosmeticos	20,728	558,964
		2,319,290
Consumer Services — 7.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	15,954	761,644
Lojas Renner	14,995	600,222
		1,361,866
Financials — 17.5%
BM&F Bovespa	198,471	1,389,352
BR Malls Participacoes	46,011	595,658
CETIP - Mercados Organizados	24,189	304,283
Cyrela Brazil Realty Empreendimentos e Participacoes	28,279	249,226
MRV Engenharia e Participacoes	39,365	225,355
Multiplan Empreendimentos Imobiliarios	8,458	244,436
PDG Realty Empreendimentos e Participacoes	160,430	254,581
Porto Seguro	12,109	145,331
		3,408,222
Industrials — 7.1%
All America Latina Logistica	50,762	221,009
Duratex *	27,485	191,022
EcoRodovias Infraestrutura e Logistica	18,119	160,322
Embraer ADR *	14,737	485,879
WEG	25,781	327,028
		1,385,260
Oil & Gas — 1.6%
OGX Petroleo e Gas Participacoes *	153,001	315,014
Telecommunications — 6.2%
Tim Participacoes ADR	54,770	1,204,940
Utilities — 27.3%
Cia de Saneamento Basico do Estado de Sao Paulo ADR *	25,036	1,114,352
Cia Energetica de Minas Gerais ADR	52,947	581,358
Cia Paranaense de Energia ADR *	12,849	207,640

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Mid Cap ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
CPFL Energia ADR	58,589	$1,213,378
EDP - Energias do Brasil	27,550	168,647
Tractebel Energia	25,060	445,363
Ultrapar Participacoes ADR	66,339	1,598,770
		5,329,508
TOTAL BRAZIL		17,037,046
TOTAL COMMON STOCK
(Cost $15,221,877)		17,037,046

PREFERRED STOCK — 12.0%
BRAZIL— 12.0%
Basic Materials — 1.9%
Metalurgica Gerdau	32,373	362,364
Consumer Services — 2.2%
Lojas Americanas	48,845	435,873
Financials — 3.0%
Banco do Estado do Rio Grande do Sul	20,734	177,525
Bradespar	26,853	416,546
		594,071
Telecommunications — 2.6%
Oi ADR	121,359	498,786
Utilities — 2.3%
AES Tiete	11,070	115,350
Centrais Eletricas Brasileiras *	23,652	150,130
Cia Energetica de Sao Paulo	18,164	180,240
		445,720
TOTAL BRAZIL		2,336,814
TOTAL PREFERRED STOCK
(Cost $2,584,352)		2,336,814

CORPORATE OBLIGATIONS — 0.6%
Hypermarcas
11.300%, 10/15/18 (1) (2)	$59,000	30,119
3.000%, 10/15/18 (1) (2)	59,000	30,119
Marfrig Alimentos, Convertible
1.070%, 07/15/15(1) (2) (3)	12	61,086
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		121,324

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Mid Cap ETF

	Number of Warrants	Value
WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/18* (1) (2)	59	$—

TOTAL WARRANTS (Cost $–)		—
TOTAL INVESTMENTS — 99.9%
(Cost $17,947,740)††		$19,495,184

Percentages are based on Net Assets of $19,523,257.

*	Non-income producing security.
(1)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2013 was $121,324 and represented 0.6% of Net Assets.
(2)	Securities considered illiquid. The total value of such securities as of January 31, 2013 was $121,324 and represented 0.6% of Net Assets.
(3)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2013.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $17,947,740, and the unrealized appreciation and depreciation were $3,427,595 and $(1,880,151) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$17,037,046	$—	$—	$17,037,046
Preferred Stock	2,336,814	—	—	2,336,814
Corporate Obligations	—	—	121,324	121,324
Warrants	—	—	—	—
Total Investments in Securities	$19,373,860	$—	$121,324	$19,495,184

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Consumer ETF

	Shares	Value
COMMON STOCK — 88.2%
BRAZIL— 88.2%
Consumer Goods — 54.8%
Arezzo Industria e Comercio	22,653	$426,589
BRF - Brasil Foods ADR*	59,132	1,312,730
Cia Hering	47,636	906,145
Cosan, Cl A	63,789	1,254,730
Cosan Industria e Comercio	56,211	1,326,696
Gafisa ADR *	133,756	658,079
Grendene	53,241	468,417
Hypermarcas *	147,507	1,274,071
JBS *	362,270	1,388,063
M Dias Branco *	29,778	1,181,490
Marfrig Alimentos *	74,307	382,478
Natura Cosmeticos	38,837	1,047,303
Sao Martinho	33,487	479,263
SLC Agricola	32,953	357,107
Souza Cruz	76,718	1,269,419
Technos	22,821	280,772
		14,013,352
Consumer Services — 33.4%
Anhanguera Educacional Participacoes	68,740	1,337,623
B2W Cia Global Do Varejo *	43,809	335,715
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	23,925	1,142,180
Gol Linhas Aereas Inteligentes ADR *	70,129	510,539
International Meal Holdings	24,160	332,430
Localiza Rent a Car	60,956	1,120,340
Lojas Renner	29,326	1,173,865
Marisa Lojas	32,561	535,502
Multiplus	30,635	658,437
Raia Drogasil	97,679	1,091,399
Restoque Comercio e Confeccoes de Roupas *	73,147	315,898
		8,553,928
TOTAL BRAZIL		22,567,280
TOTAL COMMON STOCK
(Cost $17,924,179)		22,567,280

PREFERRED STOCK — 11.2%
BRAZIL— 11.2%
Consumer Goods — 6.4%
Alpargatas *	58,092	420,079
Cia de Bebidas das Americas	26,112	1,228,831
		1,648,910
Consumer Services — 4.8%
Lojas Americanas	120,163	1,072,286

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Consumer ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Consumer Services — continued
Saraiva Livreiros Editores *	12,193	$158,034
		1,230,320
TOTAL BRAZIL		2,879,230
TOTAL PREFERRED STOCK
(Cost $2,071,639)		2,879,230

CORPORATE OBLIGATIONS — 0.5%
Hypermarcas
11.300%, 10/15/18(1)(2)	$84,000	42,880
3.000%, 10/15/18 (1)(2)	84,000	42,880
Marfrig Alimentos, Convertible
1.070%, 07/15/15(1)(2)(3)	6	30,525
TOTAL CORPORATE OBLIGATION
(Cost $136,027)		116,285

WARRANTS — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/18 * (1)(2)	84	—

TOTAL WARRANTS (Cost $–)		—
TOTAL INVESTMENTS — 99.9%
(Cost $20,131,845)††		$25,562,795

Percentages are based on Net Assets of $25,590,724.

*	Non-income producing security.
(1)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2013 was $116,285 and represented 0.5% of Net Assets.
(2)	Securities considered illiquid. The total value of such securities as of January 31, 2013 was $116,285 and represented 0.5% of Net Assets.
(3)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2013.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $20,131,845, and the unrealized appreciation and depreciation were $7,056,583 and $(1,625,633) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$22,567,280	$—	$—	$22,567,280
Preferred Stock	2,879,230	—	—	2,879,230
Corporate Obligations	—	—	116,285	116,285
Warrants	—	—	—	—
Total Investments in Securities	$25,446,510	$—	$116,285	$25,562,795

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Financials ETF

	Shares	Value
COMMON STOCK — 94.8%
BRAZIL— 94.8%
Financials — 94.8%
Banco Bradesco ADR	22,849	$419,965
Banco do Brasil	17,253	211,401
Banco Santander Brasil ADR	53,322	395,649
BM&F Bovespa	27,316	191,220
BR Malls Participacoes	12,974	167,961
BR Properties	13,974	181,399
Brasil Brokers Participacoes	11,234	35,654
Brookfield Incorporacoes	23,683	40,198
CETIP - Mercados Organizados	14,754	185,596
Cielo	6,457	182,619
Cyrela Brazil Realty Empreendimentos e Participacoes	20,085	177,011
Even Construtora e Incorporadora	19,529	95,814
Ez Tec Empreendimentos e Participacoes	4,485	58,333
Grupo BTG Pactual	11,987	206,169
Iguatemi Empresa de Shopping Centers	3,544	51,362
Itau Unibanco Holding ADR	24,813	427,528
MRV Engenharia e Participacoes	28,169	161,261
Multiplan Empreendimentos Imobiliarios	6,248	180,567
PDG Realty Empreendimentos e Participacoes	114,322	181,413
Porto Seguro	8,511	102,148
Rossi Residencial	12,974	27,364
Sul America	22,800	213,190
TOTAL BRAZIL		3,893,822
TOTAL COMMON STOCK
(Cost $4,180,811)		3,893,822

PREFERRED STOCK — 5.0%
BRAZIL— 5.0%
Financials — 5.0%
Banco ABC Brasil *	3,799	27,739
Banco do Estado do Rio Grande do Sul	15,558	133,208
Banco Panamericano *	14,471	43,165
TOTAL BRAZIL		204,112
TOTAL PREFERRED STOCK
(Cost $210,383)		204,112
TOTAL INVESTMENTS — 99.8%
(Cost $4,391,194)††		$4,097,934

Percentages are based on Net Assets of $4,105,116.

*	Non-income producing security.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Brazil Financials ETF

††	At January 31, 2013, the tax basis cost of the Fund's investments was $4,391,194, and the unrealized appreciation and depreciation were $350,204 and $(643,464) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,893,822	$—	$—	$3,893,822
Preferred Stock	204,112	—	—	204,112
Total Investments in Securities	$4,097,934	$—	$—	$4,097,934

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK — 99.9%
ARGENTINA— 79.7%
Basic Materials — 20.0%
Tenaris ADR	15,254	$641,736
Consumer Discectionary — 11.1%
Arcos Dorados Holdings, Cl A	25,857	355,275
Consumer Goods — 2.6%
Cresud SACIF y A ADR	8,925	85,234
Consumer Services — 18.3%
MercadoLibre	6,624	585,562
Financials — 11.4%
Banco Macro ADR *	7,858	130,836
BBVA Banco Frances ADR *	12,726	60,321
Grupo Financiero Galicia ADR *	16,908	112,269
IRSA Inversiones y Representaciones ADR	6,769	59,906
		363,332
Oil & Gas — 9.1%
Petrobras Argentina ADR	19,163	103,097
Transportadora de Gas del Sur ADR	8,990	16,991
YPF ADR	10,159	172,296
		292,384
Telecommunications — 5.5%
Telecom Argentina ADR	11,220	178,061
Utilities — 1.7%
Pampa Energia ADR *	12,473	53,759
TOTAL ARGENTINA		2,555,343
CANADA— 13.5%
Basic Materials — 13.5%
Goldcorp	3,260	115,046
Pan American Silver	6,339	110,996
Silver Standard Resources *	7,925	95,496
Yamana Gold	6,792	111,049
		432,587
TOTAL CANADA		432,587
CHILE— 4.1%
Consumer Services — 4.1%
Cencosud	21,079	130,947
UNITED STATES— 2.6%
Basic Materials — 1.5%
McEwen Mining *	15,367	48,098

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Argentina 20 ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued

Oil & Gas — 1.1%
Apco Oil and Gas International *	2,794	$36,406
TOTAL UNITED STATES		84,504
TOTAL COMMON STOCK
(Cost $4,141,096)		3,203,381

U.S. TREASURY OBLIGATION — 12.5%
United States Treasury Bills
0.024%, 02/28/13(A)
(Cost $399,993)	$400,000	399,990
TOTAL INVESTMENTS — 112.4%
(Cost $4,541,089)††		$3,603,371

Percentages are based on Net Assets of $3,205,651.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $4,541,089, and the unrealized appreciation and depreciation were $189,185 and $(1,126,903) respectively.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,203,381	$—	$—	$3,203,381
U.S. Treasury Obligation	—	399,990	—	399,990
Total Investments in Securities	$3,203,381	$399,990	$—	$3,603,371

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — 100.0%
CYPRUS— 3.2%
Financials — 3.2%
Bank of Cyprus *	2,636,387	$884,177
GREECE— 96.8%
Basic Materials — 3.2%
Mytilineos Holdings *	128,782	883,039
Consumer Goods — 22.2%
Coca Cola Hellenic Bottling ADR *	190,196	4,888,037
JUMBO *	143,046	1,243,051
		6,131,088
Consumer Services — 13.1%
Folli Follie Group *	49,205	915,299
OPAP	312,770	2,705,189
		3,620,488
Financials — 17.1%
Alpha Bank AE *	569,174	981,481
Eurobank Ergasias *	809,264	672,473
Marfin Investment Group Holdings *	848,490	550,691
National Bank of Greece ADR *	1,221,954	1,894,028
Piraeus Bank *	1,676,775	639,756
		4,738,429
Industrials — 12.8%
Ellaktor *	194,969	540,044
Metka	38,106	579,488
Piraeus Port Authority	10,984	275,461
Titan Cement *	66,111	1,183,102
Viohalco Hellenic Copper and Aluminum Industry *	146,447	952,465
		3,530,560
Oil & Gas — 8.5%
Hellenic Petroleum	127,196	1,426,549
Motor Oil Hellas Corinth Refineries	81,370	939,110
		2,365,659
Telecommunications — 14.6%
Hellenic Telecommunications Organization *	481,791	4,055,865
Utilities — 5.3%
Public Power *	158,627	1,475,370
TOTAL GREECE		26,800,498
TOTAL COMMON STOCK
(Cost $21,789,705)		27,684,675

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Greece 20 ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.0%
United States Treasury Bills
0.024%, 02/28/13(A)
(Cost $2,499,955)	$2,500,000	$2,499,940
TOTAL INVESTMENTS — 109.0%
(Cost $24,289,660)††		$30,184,615

Percentages are based on Net Assets of $27,694,800.

*	Non-income producing security.
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $24,289,660, and the unrealized appreciation and depreciation were $7,090,034 and $(1,195,079) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$27,684,675	$—	$—	$27,684,675
U.S. Treasury Obligation	—	2,499,940	—	2,499,940
Total Investments in Securities	$27,684,675	$2,499,940	$—	$30,184,615

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Norway 30 ETF

	Shares	Value
COMMON STOCK — 99.7%
NORWAY— 99.7%
Basic Materials — 8.7%
Norsk Hydro	518,348	$2,483,144
Yara International	49,737	2,653,963
		5,137,107
Consumer Goods — 9.3%
Aker, Cl A (A)	15,062	642,414
Cermaq	36,097	621,120
Marine Harvest *	1,395,304	1,397,118
Orkla	319,988	2,823,303
		5,483,955
Consumer Services — 3.2%
Norwegian Air Shuttle *	5,571	169,795
Schibsted	42,151	1,695,176
		1,864,971
Energy — 0.3%
Renewable Energy * (A)	838,746	162,747
Financials — 15.0%
DnB	420,663	5,883,075
Gjensidige Forsikring	104,081	1,636,596
Storebrand *	236,364	1,211,912
		8,731,583
Health Care — 1.2%
Algeta *	22,101	676,433
Industrials — 1.7%
Tomra Systems	77,035	655,719
Wilh Wilhelmsen, Cl B	35,002	333,175
		988,894
Oil & Gas — 48.6%
Aker Solutions	105,581	2,309,566
Archer *	98,494	113,587
Det Norske Oljeselskap *	36,726	576,816
DNO International *	532,512	905,570
Fred Olsen Energy	13,883	663,286
Kvaerner	104,676	302,748
Petroleum Geo-Services	113,346	2,010,512
ProSafe	119,649	1,138,909
Seadrill	121,696	4,818,475
Statoil	417,256	11,113,282
Subsea 7 *	101,403	2,453,912
TGS Nopec Geophysical	54,325	2,028,648
		28,435,311

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — 99.7%
NORWAY— continued
Technology — continued
Atea *	52,310	$622,407
Opera Software	47,040	295,351
		917,758
Telecommunications — 10.1%
Telenor	268,390	5,920,115
TOTAL NORWAY		58,318,874
TOTAL COMMON STOCK
(Cost $53,859,296)		58,318,874

REPURCHASE AGREEMENT — 0.2%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $126,235 (collateralized by U.S. Treasury Bills, ranging in par value $9,031 to $119,743, 0.000%, 04/11/13 to 07/05/13, with a total market value of $128,759)(B)
(Cost $126,234)	$126,234	126,234
TOTAL INVESTMENTS — 99.9%
(Cost $53,985,530)††		$58,445,108

Percentages are based on Net Assets of $58,489,448.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $100,470.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $126,234.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $53,985,530, and the unrealized appreciation and depreciation were $6,619,765 and $(2,160,187) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$58,318,874	$—	$—	$58,318,874
Repurchase Agreement	—	126,234	—	126,234
Total Investments in Securities	$58,318,874	$126,234	$—	$58,445,108

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Norway 30 ETF

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — 99.8%
DENMARK— 21.0%
Consumer Goods — 2.3%
Carlsberg, Cl B	6,795	$727,148
Financials — 3.2%
Danske Bank *	53,157	1,019,664
Health Care — 13.2%
Novo Nordisk ADR	22,910	4,223,458
Industrials — 2.3%
A P Moller - Maersk, Cl B	93	742,687
TOTAL DENMARK		6,712,957
FINLAND— 10.1%
Financials — 3.6%
Sampo, Cl A	32,016	1,149,810
Industrials — 2.4%
Kone, Cl B	9,299	767,036
Technology — 2.6%
Nokia ADR * (A)	213,526	837,022
Utilities — 1.5%
Fortum	25,467	477,534
TOTAL FINLAND		3,231,402
NORWAY— 18.7%
Basic Materials — 2.9%
Norsk Hydro	59,184	283,521
Yara International	12,028	641,813
		925,334
Consumer Goods — 1.6%
Orkla	57,146	504,208
Financials — 3.0%
DnB	69,525	972,324
Oil & Gas — 8.1%
Seadrill	20,122	796,718
Statoil ADR (A)	67,821	1,799,291
		2,596,009
Telecommunications — 3.1%
Telenor	44,373	978,774
TOTAL NORWAY		5,976,649
SWEDEN— 50.0%
Consumer Goods — 2.6%
Svenska Cellulosa, Cl B	34,846	845,137
Consumer Services — 3.5%
Hennes & Mauritz, Cl B	30,694	1,130,655

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Nordic Region ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Financials — 19.7%
Investor, Cl B	25,863	$734,660
Nordea Bank	158,394	1,747,657
Skandinaviska Enskilda Banken, Cl A	124,011	1,243,455
Svenska Handelsbanken, Cl A	32,397	1,324,853
Swedbank, Cl A	51,995	1,226,712
		6,277,337
Industrials — 15.6%
Assa Abloy, Cl B	20,359	762,119
Atlas Copco, Cl A	35,998	1,026,516
Sandvik	65,918	1,058,570
Scania, Cl B	22,867	469,364
SKF, Cl B	23,437	581,699
Volvo, Cl B	72,705	1,076,078
		4,974,346
Technology — 5.8%
Ericsson ADR	159,926	1,855,142
Telecommunications — 2.8%
TeliaSonera	123,745	893,173
TOTAL SWEDEN		15,975,790
TOTAL COMMON STOCK
(Cost $29,246,397)		31,896,798

REPURCHASE AGREEMENT — 5.4%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $1,709,306 (collateralized by U.S. Treasury Bills, ranging in par value $122,283 to $1,621,413, 0.000%, 04/11/13 to 07/05/13, with a total market value of $1,743,488)(B)
(Cost $1,709,300)	$1,709,300	1,709,300
TOTAL INVESTMENTS — 105.2%
(Cost $30,955,697)††		$33,606,098

Percentages are based on Net Assets of $31,932,305.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $1,585,929.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $1,709,300.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $30,955,697, and the unrealized appreciation and depreciation were $4,482,506 and $(1,832,105) respectively.

ADR — American Depositary Receipt

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2013

Global X FTSE Nordic Region ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$31,896,798	$—	$—	$31,896,798
Repurchase Agreement	—	1,709,300	—	1,709,300
Total Investments in Securities	$33,606,098	$1,709,300	$—	$33,606,098

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Silver Miners ETF

	Shares	Value
COMMON STOCK — 99.6%
AUSTRALIA— 0.2%
Basic Materials — 0.2%
Alcyone Resources *	16,819,331	$701,565
CANADA— 53.5%
Basic Materials — 53.5%
Alexco Resource *	642,523	2,724,298
Aurcana * (A)	5,955,999	5,195,227
Bear Creek Mining * (A)	874,261	2,831,224
Endeavour Silver * (A)	1,144,965	7,865,909
Excellon Resources *	3,495,208	1,752,159
First Majestic Silver *	782,222	14,289,237
Fortuna Silver Mines *	1,647,026	6,869,489
Great Panther Silver * (A)	1,777,509	2,691,035
Impact Silver *	781,024	900,519
MAG Silver * (A)	791,310	8,815,193
Minco Silver *	492,238	809,375
Orko Silver *	1,663,223	3,635,278
Pan American Silver (A)	1,512,167	26,478,044
Revett Minerals *	309,186	709,882
Scorpio Mining *	2,587,078	2,567,884
Silver Standard Resources *	1,066,839	12,855,410
Silver Wheaton	1,145,319	39,914,367
Silvercorp Metals	2,184,139	9,457,322
Silvercrest Mines *	1,120,140	2,897,495
Tahoe Resources *	860,749	13,885,554
US Silver & Gold *	781,966	1,615,049
Wildcat Silver * (A)	1,239,450	1,018,998
TOTAL CANADA		169,778,948
MEXICO— 25.3%
Basic Materials — 25.3%
Arian Silver *	3,678,037	823,959
Fresnillo	1,438,521	37,826,997
Industrias Penoles	846,890	41,521,229
TOTAL MEXICO		80,172,185
PERU— 4.4%
Basic Materials — 4.4%
Hochschild Mining	2,056,364	13,789,106
RUSSIA— 5.0%
Basic Materials — 5.0%
Polymetal International	935,992	15,913,586
UNITED STATES— 11.2%
Basic Materials — 11.2%
Coeur d'Alene Mines	596,567	12,945,504
Golden Minerals * (A)	444,387	1,542,023

Schedule of Investments (Unaudited)	January 31, 2013

Global X Silver Miners ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Hecla Mining (A)	2,735,321	$14,360,435
McEwen Mining	2,149,774	6,728,793
TOTAL UNITED STATES		35,576,755
TOTAL COMMON STOCK
(Cost $373,344,325)		315,932,145

REPURCHASE AGREEMENT — 2.0%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price
$6,486,398 (collateralized by U.S. Treasury Bills, ranging in par value
$84,036-$5,038,588, 0.000%, and 04/11/13-07/05/13) with a total market value of $6,616,109)(B)
(Cost $6,486,375)	$6,486,375	6,486,375

TOTAL INVESTMENTS — 101.6%
(Cost $379,830,700)††		$322,418,520

Percentages are based on Net Assets of $317,281,236.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $1,100,479.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $6,486,375.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $379,830,700, and the unrealized appreciation and depreciation were $17,521,379 and $(74,933,559) respectively.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$315,932,145	$—	$—	$315,932,145
Repurchase Agreement	—	6,486,375	—	6,486,375
Total Investments in Securities	$315,932,145	$6,486,375	$—	$322,418,520

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Gold Explorers ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 4.9%
Basic Materials — 4.9%
Gryphon Minerals *	3,600,076	$1,933,385
CANADA— 95.0%
Basic Materials — 95.0%
Atac Resources *	1,226,696	2,250,705
Chesapeake Gold *	216,396	2,028,577
Continental Gold *	250,333	2,093,220
Exeter Resource *	1,468,846	1,870,297
Gold Canyon Resources *	2,128,334	1,387,023
International Tower Hill Mines *	757,641	1,602,790
Kaminak Gold, Cl A *	1,357,645	1,919,270
Keegan Resources *	540,727	1,978,798
Lydian International, Cl A *	981,475	2,056,630
Newstrike Capital *	1,183,955	2,112,934
Novagold Resources *	482,283	2,131,691
Paramount Gold and Silver *	896,813	1,981,957
Pretium Resources *	181,309	2,023,230
Rainy River Resources *	437,683	1,939,602
Rubicon Minerals *	864,230	2,018,905
Sabina Gold & Silver *	812,687	1,849,608
Seabridge Gold *	126,999	1,875,775
Torex Gold Resources *	1,124,457	2,254,776
Volta Resources *	4,057,496	1,830,633
TOTAL CANADA		37,206,421
TOTAL COMMON STOCK
(Cost $51,658,385)		39,139,806
TOTAL INVESTMENTS — 99.9%
(Cost $51,658,385)††		$39,139,806

Percentages are based on Net Assets of $39,170,820.

*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $51,658,385, and the unrealized appreciation and depreciation were $271,428 and $(12,790,007) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$39,139,806	$—	$—	$39,139,806
Total Investments in Securities	$39,139,806	$—	$—	$39,139,806

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 6.5%
Basic Materials — 6.5%
Medusa Mining	24,173	$124,525
Perseus Mining *	62,075	126,227
TOTAL AUSTRALIA		250,752
CANADA— 38.8%
Basic Materials — 38.8%
Alamos Gold	11,032	169,561
Aurizon Mines *	21,441	99,316
B2Gold *	48,985	188,593
Centerra Gold	22,059	200,375
Detour Gold *	7,855	166,015
Eldorado Gold	16,222	181,347
Kinross Gold	23,398	191,895
Kirkland Lake Gold *	7,977	48,387
Osisko Mining *	21,719	150,469
SEMAFO	37,684	105,412
TOTAL CANADA		1,501,370
CHINA— 4.6%
Basic Materials — 4.6%
Real Gold Mining * (A) (B)	36,500	10,448
Zhaojin Mining Industry	109,857	165,450
TOTAL CHINA		175,898
EGYPT— 3.3%
Basic Materials — 3.3%
Centamin *	141,557	126,959
JERSEY— 5.1%
Basic Materials — 5.1%
Randgold Resources ADR	2,092	196,983
SOUTH AFRICA— 12.9%
Basic Materials — 12.9%
AngloGold Ashanti ADR	6,274	175,797
Gold Fields ADR	16,014	186,083
Harmony Gold Mining ADR	21,721	140,318
TOTAL SOUTH AFRICA		502,198
TURKEY— 6.6%
Basic Materials — 6.6%
Koza Altin Isletmeleri	10,429	256,759
UNITED KINGDOM— 5.2%
Basic Materials — 5.2%
African Barrick Gold	13,873	78,285
Petropavlovsk	22,190	122,507
TOTAL UNITED KINGDOM		200,792

Schedule of Investments (Unaudited)	January 31, 2013

Global X Pure Gold Miners ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 16.9%
Basic Materials — 16.9%
Alacer Gold *	34,998	$159,656
Allied Nevada Gold	6,613	156,662
Gold Resource	6,558	89,845
Polyus Gold International *	70,626	250,908
TOTAL UNITED STATES		657,071
TOTAL COMMON STOCK
(Cost $5,590,460)		3,868,782
TOTAL INVESTMENTS — 99.9%
(Cost $5,590,460)††		$3,868,782

Percentages are based on Net Assets of $3,870,837.

*	Non-income producing security.
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2013, was $10,448 and represents 0.3% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2013 was 10,448 and represented 0.3% of Net Assets.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $5,590,460, and the unrealized appreciation and depreciation were $161,044 and $(1,882,722) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$250,752	$—	$—	$250,752
Canada	1,501,370	—	—	1,501,370
China	165,450	—	10,448	175,898
Egypt	126,959	—	—	126,959
Jersey	196,983	—	—	196,983
South Africa	502,198	—	—	502,198
Turkey	256,759	—	—	256,759
United Kingdom	200,792	—	—	200,792
United States	657,071	—	—	657,071
Total Common Stock	3,858,334	—	10,448	3,868,782
Total Investments in Securities	$3,858,334	$—	$10,448	$3,868,782

(1) A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets.

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Copper Miners ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA— 8.1%
Basic Materials — 8.1%
Cudeco * (A)	287,561	$1,298,427
OZ Minerals	185,646	1,343,521
TOTAL AUSTRALIA		2,641,948
CANADA— 46.9%
Basic Materials — 46.9%
Augusta Resource *	198,149	515,188
Capstone Mining *	615,977	1,525,429
Copper Mountain Mining (CAD) *	190,850	671,630
Copper Mountain Mining (USD) *	12,300	43,665
Duluth Metals *	210,838	479,850
First Quantum Minerals	65,795	1,326,587
HudBay Minerals, Cl B	156,082	1,815,271
Imperial Metals *	93,778	1,261,781
Inmet Mining	30,478	2,200,136
Lumina Copper *	60,601	559,590
Lundin Mining *	278,220	1,430,989
Mercator Minerals * (A)	474,294	223,499
Northern Dynasty Minerals * (A)	152,525	538,413
Taseko Mines *	405,397	1,341,864
Turquoise Hill Resources *	186,854	1,448,119
TOTAL CANADA		15,382,011
CHINA— 4.9%
Basic Materials — 4.9%
Jiangxi Copper, Cl H	590,105	1,601,685
MEXICO— 5.3%
Basic Materials — 5.3%
Grupo Mexico, Cl B	468,955	1,744,575
PERU— 5.2%
Basic Materials — 5.2%
Southern Copper	43,223	1,702,554
POLAND— 5.4%
Basic Materials — 5.4%
KGHM Polska Miedz	28,970	1,770,326
SOUTH AFRICA— 0.7%
Basic Materials — 0.7%
Palabora Mining	18,665	215,969
TURKEY— 0.8%
Basic Materials — 0.8%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	84,085	281,120

Schedule of Investments (Unaudited)	January 31, 2013

Global X Copper Miners ETF

	Shares/ Number of Warrants/ Face Amount	Value
COMMON STOCK — continued
UNITED KINGDOM— 18.7%
Basic Materials — 18.7%
Antofagasta	72,615	$1,315,205
Kazakhmys	124,707	1,443,826
Vedanta Resources	83,696	1,598,205
Xstrata	95,363	1,786,960
TOTAL UNITED KINGDOM		6,144,196
UNITED STATES— 3.9%
Basic Materials — 3.9%
Freeport-McMoRan Copper & Gold	36,169	1,274,957
TOTAL COMMON STOCK
(Cost $37,970,509)		32,759,341

WARRANT — 0.0%
Canada — 0.0%
Duluth Exploration, Expires 7/31/13* (B) (C)	11,771	—

REPURCHASE AGREEMENT — 2.8%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price
$901,518 (collateralized by U.S. Treasury Bills, ranging in par value
$8,184-$746,644, 0.000%, and 04/11/13-07/05/13) with a total market value of $919,546)(D)
(Cost $901,515)	$901,515	901,515

TOTAL INVESTMENTS — 102.7%
(Cost $38,872,024)††		$33,660,856

Percentages are based on Net Assets of $32,771,929.

(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $742,183.
(B)	Securities considered illiquid. The total value of such securities as of January 31, 2013 was $0 and represented 0.0% of Net Assets.
(C)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of January 31, 2013  was $0 and represented 0.00% of Net Assets.

(D)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $901,515.
*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $38,872,024, and the unrealized appreciation and depreciation were $2,418,730 and $(7,629,898) respectively.

Amounts designated as “—” are $0 or have been rounded to $0.

CAD — Canadian Dollar

Cl — Class

USD — U.S. Dollar

Schedule of Investments (Unaudited)	January 31, 2013

Global X Copper Miners ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$32,759,341	$—	$—	$32,759,341
Repurchase Agreement	—	901,515	—	901,515
Warrant	—	—	—	—
Total Investments in Securities	$32,759,341	$901,515	$—	$33,660,856

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Uranium ETF

	Shares/ Face Amount	Value
COMMON STOCK — 99.5%
AUSTRALIA— 27.6%
Basic Materials — 27.6%
Azimuth Resources * (A)	21,568,570	$7,647,153
Bannerman Resources *	14,386,922	1,875,329
Berkeley Resources * (A)	6,286,197	2,917,075
Energy Resources of Australia	5,065,357	7,315,758
Greenland Minerals & Energy * (A)	9,456,357	3,451,369
Paladin Energy * (A)	14,389,852	17,106,481
Syrah Resources *	336,060	1,117,910
TOTAL AUSTRALIA		41,431,075
CANADA— 51.2%
Basic Materials — 51.2%
Cameco	1,414,232	30,485,250
Denison Mines * (A)	4,784,712	6,572,143
Laramide Resources *	3,012,085	2,868,940
Mega Uranium *	10,819,460	1,627,149
Rockgate Capital * (A)	14,453,498	5,651,558
Uex * (A)	11,836,408	8,069,739
Uranium One * (A)	7,974,232	21,746,452
TOTAL CANADA		77,021,231
UNITED STATES— 20.7%
Basic Materials — 20.7%
Energy Fuels *	15,928,416	2,714,890
Uranerz Energy * (A)	4,304,176	6,327,139
Uranium Energy (A)	2,972,578	6,688,300
Uranium Resources * (A)	1,040,735	3,351,167
Ur-Energy * (A)	9,428,080	8,390,991
USEC (A)	6,509,924	3,687,872
TOTAL UNITED STATES		31,160,359
TOTAL COMMON STOCK
(Cost $237,306,494)		149,612,665

REPURCHASE AGREEMENT — 19.6%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price
$29,461,567 (collateralized by U.S. Treasury Bills, ranging in par value
$659,594-$19,199,795, 0.000%, and 04/11/13-07/05/13) with a total market value of $30,049,698)(B)
(Cost $29,460,461)	$29,460,461	29,460,461

TOTAL INVESTMENTS — 119.1%
(Cost $266,766,955)††		$179,073,126

Percentages are based on Net Assets of $150,359,567.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Uranium ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $6,715,833.
(B)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $29,460,461.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $266,766,955, and the unrealized appreciation and depreciation were $0 and $(87,693,829) respectively.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$149,612,665	$—	$—	$149,612,665
Repurchase Agreement	—	29,460,461	—	29,460,461
Total Investments in Securities	$149,612,665	$29,460,461	$—	$179,073,126

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Lithium ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 16.5%
Basic Materials — 16.5%
Galaxy Resources * (A)	5,559,221	$2,202,911
Orocobre *	1,463,795	2,358,350
Reed Resources *	16,102,137	2,854,512
Talison Lithium *	477,578	3,562,443
TOTAL AUSTRALIA		10,978,216
CANADA— 11.5%
Basic Materials — 11.5%
Avalon Rare Metals *	1,763,782	2,192,791
Canada Lithium *	4,703,418	4,102,641
Lithium Americas *	1,520,293	1,371,830
TOTAL CANADA		7,667,262
CHILE— 15.0%
Basic Materials — 15.0%
Sociedad Quimica y Minera de Chile ADR	176,568	10,036,125
CHINA— 1.1%
Industrials — 1.1%
China BAK Battery *	408,127	710,141
FRANCE— 5.2%
Industrials — 5.2%
Saft Groupe	128,686	3,482,345
HONG KONG— 2.6%
Industrials — 2.6%
Coslight Technology International Group	5,280,879	1,736,370
JAPAN— 3.9%
Industrials — 3.9%
GS Yuasa (A)	728,316	2,596,435
SOUTH KOREA— 4.5%
Basic Materials — 4.5%
LG Chemical	10,829	3,028,152
UNITED STATES— 39.5%
Basic Materials — 32.0%
FMC	237,813	14,618,365
Rockwood Holdings	122,742	6,717,670
		21,336,035
Industrials — 7.5%
Exide Technologies	998,038	3,433,251
Ultralife *	502,196	1,617,071
		5,050,322

Schedule of Investments (Unaudited)	January 31, 2013

Global X Lithium ETF

	Shares/ Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$26,386,357
TOTAL COMMON STOCK
(Cost $68,656,105)		66,621,403

U.S. TREASURY OBLIGATION — 7.5%
United States Treasury Bills
0.024%, 02/28/13(B)
(Cost $4,999,910)	$5,000,000	4,999,880

REPURCHASE AGREEMENT — 0.3%
Barclays

0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price
$2,207,794 (collateralized by U.S. Treasury Bills, ranging in par value
$157,945-$2,094,276, 0.000%, and 04/11/13-07/05/13) with a total market value of $2,251,952)(C)

(Cost $220,794)	220,794	220,794

TOTAL INVESTMENTS — 107.6%
(Cost $73,876,809)††		$71,842,077

Percentages are based on Net Assets of $66,746,931.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $1,698,038.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such securities as of January 31, 2013 was $220,794.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $73,876,809, and the unrealized appreciation and depreciation were $12,218,855 and $(14,253,587) respectively.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$66,621,403	$—	$—	$66,621,403
U.S. Treasury Obligation	—	4,999,880	—	4,999,880
Repurchase Agreement	—	220,794	—	220,794
Total Investments in Securities	$66,621,403	$5,220,674	$—	$71,842,077

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 9.0%
Basic Materials — 9.0%
Incitec Pivot	410,267	$1,381,875
Nufarm	227,756	1,320,517
TOTAL AUSTRALIA		2,702,392
CANADA— 9.7%
Basic Materials — 9.7%
Agrium	13,022	1,477,280
Potash Corp of Saskatchewan	33,765	1,434,353
TOTAL CANADA		2,911,633
CHILE— 4.2%
Basic Materials — 4.2%
Sociedad Quimica y Minera de Chile ADR	21,925	1,246,217
CHINA— 9.6%
Basic Materials — 9.6%
China BlueChemical	1,974,425	1,418,050
Sinofert Holdings	5,923,274	1,474,059
TOTAL CHINA		2,892,109
GERMANY— 4.5%
Basic Materials — 4.5%
K+S	29,997	1,354,262
ISRAEL— 9.7%
Basic Materials — 9.7%
Israel Chemicals	111,666	1,479,446
The Israel Corp	2,095	1,430,181
TOTAL ISRAEL		2,909,627
NORWAY— 4.9%
Basic Materials — 4.9%
Yara International	27,642	1,474,975
RUSSIA— 4.4%
Basic Materials — 4.4%
Uralkali GDR	34,827	1,328,302
SOUTH KOREA— 2.4%
Basic Materials — 2.4%
Namhae Chemical	105,919	731,465

Schedule of Investments (Unaudited)	January 31, 2013

Global X Fertilizers/Potash ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND— 4.9%
Basic Materials — 4.9%
Syngenta	3,407	$1,470,920
TAIWAN— 4.3%
Basic Materials — 4.3%
Taiwan Fertilizer	526,778	1,305,951
TURKEY— 7.6%
Basic Materials — 7.6%
Bagfas Bandirma Gubre Fabrik	40,671	1,306,559
Gubre Fabrikalari *	105,853	969,003
TOTAL TURKEY		2,275,562
UNITED STATES— 24.6%
Basic Materials — 24.6%
CF Industries Holdings	6,446	1,477,230
Intrepid Potash	65,121	1,517,319
Mosaic	25,459	1,559,364
Scotts Miracle-Gro, Cl A	31,214	1,364,676
Terra Nitrogen	6,030	1,475,842
TOTAL UNITED STATES		7,394,431
TOTAL COMMON STOCK
(Cost $29,605,985)		29,997,846
TOTAL INVESTMENTS — 99.8%
(Cost $29,605,985)††		$29,997,846

Percentages are based on Net Assets of $30,061,596.

*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $29,605,985, and the unrealized appreciation and depreciation were $2,581,294 and $(2,189,433) respectively.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$29,997,846	$—	$—	$29,997,846
Total Investments in Securities	$29,997,846	$—	$—	$29,997,846

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA— 24.6%
Basic Materials — 24.6%
Aquila Resources *	16,597	$53,999
Atlas Iron	35,151	54,250
Beadell Resources *	33,177	34,251
Discovery Metals *	17,949	20,121
Energy Resources of Australia	8,401	12,133
Evolution Mining *	28,539	46,129
Independence Group	9,526	43,708
Kingsgate Consolidated	7,545	31,708
Lynas *	73,603	49,122
Medusa Mining	7,552	38,903
Mineral Deposits *	3,687	15,725
Mount Gibson Iron	19,069	16,604
Northern Star Resources	17,359	20,093
OceanaGold*	10,570	28,989
Paladin Energy *	38,105	45,299
PanAust	24,430	75,153
Perseus Mining *	19,392	39,433
Resolute Mining	24,795	34,259
Sandfire Resources *	6,188	50,332
Silver Lake Resources *	12,693	33,752
St. Barbara *	16,318	24,418
Sundance Resources *	126,596	44,885
Syrah Resources *	5,436	18,083
Troy Resources	3,750	13,296
Western Areas	7,050	32,200
TOTAL AUSTRALIA		876,845
BELGIUM— 1.0%
Basic Materials — 1.0%
Nyrstar	6,057	35,158
BRAZIL— 0.5%
Basic Materials — 0.5%
MMX Mineracao e Metalicos *	11,446	19,485
CANADA— 39.7%
Basic Materials — 39.7%
Alacer Gold *	11,591	52,877
Alamos Gold	4,884	75,067
Argonaut Gold *	5,060	46,166
Aurcana *	18,870	16,460
AuRico Gold *	11,406	80,164
Aurizon Mines *	6,649	30,798

Schedule of Investments (Unaudited)	January 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
B2Gold *	25,992	$100,070
Banro*	8,156	20,034
Barisan Gold *	4,920	518
Capstone Mining *	15,409	38,159
Centerra Gold	9,551	86,758
Colossus Minerals *	4,299	17,629
Continental Gold *	5,083	42,503
Denison Mines *	16,564	22,752
Dundee Precious Metals *	5,075	45,183
Endeavour Silver *	4,025	27,652
Fortuna Silver Mines *	5,061	21,109
Gabriel Resources *	9,668	24,912
HudBay Minerals, Cl B	6,949	80,819
Kirkland Lake Gold *	2,935	17,803
Lake Shore Gold *	20,030	17,271
MAG Silver *	2,425	27,085
Nevsun Resources	8,393	35,511
Novagold Resources *	9,155	40,754
Orbite Aluminae, *	7,375	19,299
Premier Gold Mines *	6,021	20,766
Rainy River Resources *	4,441	19,680
Rio Alto Mining *	7,074	37,732
Rubicon Minerals *	11,621	27,147
Sandstorm Gold *	3,475	42,331
Seabridge Gold *	2,013	29,732
SEMAFO	11,677	32,664
Sherritt International	11,998	70,732
Silver Standard Resources *	3,263	39,356
Silvercorp Metals	7,058	30,561
Thompson Creek Metals *	6,817	27,681
Torex Gold Resources *	24,420	48,967
TOTAL CANADA		1,414,702
CHINA— 0.7%
Basic Materials — 0.7%
Hidili Industry International Development	83,693	24,497
EGYPT— 1.1%
Basic Materials — 1.1%
Centamin *	44,562	39,967
FINLAND— 0.3%
Basic Materials — 0.3%
Talvivaara Mining *	8,163	11,494

Schedule of Investments (Unaudited)	January 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
HONG KONG— 3.0%
Energy — 2.6%
Shougang Fushan Resources Group	213,836	$91,817
Financials — 0.4%
CST Mining Group *	1,042,116	15,184
TOTAL HONG KONG		107,001
INDONESIA— 0.7%
Basic Materials — 0.7%
Aneka Tambang Persero	168,447	23,520
IRELAND— 1.2%
Basic Materials — 1.2%
Kenmare Resources *	80,019	42,159
JAPAN— 2.5%
Basic Materials — 2.5%
Pacific Metals	6,865	35,734
Sky Aluminum	9,162	26,651
Toho Zinc	6,247	26,984
TOTAL JAPAN		89,369
RUSSIA— 0.4%
Basic Materials — 0.4%
Raspadskaya	7,805	14,049
SINGAPORE— 0.8%
Technology — 0.8%
LionGold *	31,209	26,729
SOUTH AFRICA— 1.8%
Basic Materials — 1.8%
Northam Platinum	15,417	63,530
UNITED KINGDOM— 6.1%
Basic Materials — 6.1%
African Minerals *	12,633	61,410
Ferrexpo	23,815	96,163
Highland Gold Mining	4,981	8,848
London Mining *	5,258	13,885
Petropavlovsk	6,812	37,608
TOTAL UNITED KINGDOM		217,914
UNITED STATES— 15.4%
Basic Materials — 15.4%
Alpha Natural Resources *	8,916	78,996

Schedule of Investments (Unaudited)	January 31, 2013

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Arch Coal	8,583	$61,111
Century Aluminum *	3,578	30,806
Cloud Peak Energy *	2,471	43,267
Coeur d'Alene Mines *	3,618	78,511
Gold Resource	2,130	29,181
Hecla Mining	11,544	60,606
McEwen Mining *	7,347	22,996
Molycorp *	5,578	41,166
RTI International Metals	1,269	36,040
Stillwater Mining	4,859	65,402
TOTAL UNITED STATES		548,082
TOTAL COMMON STOCK
(Cost $3,520,522)		3,554,501
TOTAL INVESTMENTS — 99.8%
(Cost $3,520,522)††		$3,554,501

Percentages are based on Net Assets of $3,562,985.

*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $3,520,522, and the unrealized appreciation and depreciation were $249,516 and $(215,537) respectively.

Cl — Class

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,554,501	$—	$—	$3,554,501
Total Investments in Securities	$3,554,501	$—	$—	$3,554,501

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 assets and liabilities or Level 2 & Level 3 assets and liabilities.

For the period ended January 31, 2013, there were no Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — 98.7%
AUSTRALIA—24.8%
Banks — 5.5%
Bank of Queensland	368,679	$3,160,237
Bendigo and Adelaide Bank	302,307	2,906,556
Commonwealth Bank of Australia	49,119	3,301,201
National Australia Bank	110,318	3,147,473
Westpac Banking	121,582	3,555,059
		16,070,526
Consumer Goods — 1.8%
Fleetwood (A)	195,728	2,096,153
GUD Holdings (A)	359,736	3,128,596
		5,224,749
Consumer Services — 6.6%
David Jones (A)	1,079,149	2,813,331
Metcash (A)	623,817	2,478,459
Myer Holdings (A)	1,273,862	3,307,663
Navitas (A)	846,792	4,371,007
Southern Cross Media Group	2,262,309	2,795,566
Tatts Group	991,127	3,369,352
		19,135,378

Financials — 4.7%
ASX	77,644	2,833,841
IOOF Holdings	435,121	3,734,302
Perpetual	105,409	4,269,297
QBE Insurance Group	213,879	2,658,544
		13,495,984
Industrials — 1.7%
Cabcharge Australia (A)	419,530	2,152,423
GWA Group	1,132,105	2,974,999
		5,127,422
Oil & Gas — 1.1%
APA Group	519,967	3,128,608
Telecommunications — 1.2%
Telstra	719,287	3,450,321
Utilities — 2.2%
DUET Group	1,364,866	3,131,210
Spark Infrastructure Group	1,746,950	3,197,106
		6,328,316
TOTAL AUSTRALIA		71,961,304

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM— 1.0%
Telecommunications — 1.0%
Belgacom	89,730	$2,738,843
BERMUDA— 1.4%
Industrials — 1.4%
Ship Finance International	234,143	3,947,651
BRAZIL— 0.6%
Utilities — 0.6%
Light	175,000	1,799,784
CANADA— 4.5%
Consumer Services — 1.3%
Parkland Fuel (A)	190,313	3,783,744
Financials — 0.9%
Extendicare	309,148	2,464,133
Health Care — 0.6%
CML HealthCare (A)	252,889	1,779,909
Oil & Gas — 1.0%
Freehold Royalties (A)	125,653	2,910,151
Utilities — 0.7%
Just Energy Group (A)	221,953	2,200,837
TOTAL CANADA		13,138,774
CZECH REPUBLIC— 0.9%
Telecommunications — 0.9%
Telefonica Czech Republic	141,059	2,439,039
FINLAND— 1.9%
Health Care — 1.2%
Orion, Cl B	118,855	3,321,207
Telecommunications — 0.7%
Elisa	85,130	2,025,116
TOTAL FINLAND		5,346,323
FRANCE— 1.3%
Financials — 0.7%
Euler Hermes	22,952	2,049,035
Utilities — 0.6%
GDF Suez	81,350	1,668,996
TOTAL FRANCE		3,718,031

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
GERMANY— 2.3%
Telecommunications — 2.3%
Deutsche Telekom	199,410	$2,451,436
Freenet	196,759	4,238,458
TOTAL GERMANY		6,689,894
HONG KONG— 0.8%
Technology — 0.8%
VTech Holdings	201,006	2,315,791
HUNGARY— 0.7%
Telecommunications — 0.7%
Magyar Telekom Telecommunications	1,125,221	2,125,715
ITALY— 1.0%
Utilities — 1.0%
Hera	1,560,295	2,870,643
NETHERLANDS— 0.8%
Real Estate Investment Trust — 0.8%
Vastned Retail	52,968	2,391,324
NEW ZEALAND— 1.7%
Health Care — 0.6%
Fisher & Paykel Healthcare	894,245	1,786,073
Telecommunications — 1.1%
Telecom Corp of New Zealand	1,536,589	3,127,054
TOTAL NEW ZEALAND		4,913,127
NORWAY— 1.0%
Oil & Gas — 1.0%
Seadrill	72,432	2,867,898
POLAND— 1.5%
Basic Materials — 1.5%
KGHM Polska Miedz	71,819	4,388,784
SINGAPORE— 6.7%
Financials — 0.7%
Keppel Land	620,097	2,134,378
Industrials — 1.0%
Venture	425,926	2,921,756
Real Estate Investment Trust — 3.7%
Ascendas	1,701,394	3,477,984

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — continued
Mapletree Logistics Trust	3,780,534	$3,573,890
Suntec	2,713,983	3,716,884
		10,768,758
Telecommunications — 1.3%
StarHub	1,173,221	3,696,976
TOTAL SINGAPORE		19,521,868
SPAIN— 0.9%
Consumer Services — 0.9%
Antena 3 de Television	424,631	2,496,507
TAIWAN— 1.6%
Industrials — 1.6%
Coretronic	2,857,074	2,211,035
U-Ming Marine Transport	1,541,795	2,490,767
TOTAL TAIWAN		4,701,802
TURKEY— 1.1%
Consumer Goods — 1.1%
Ford Otomotiv Sanayi	290,136	3,299,343
UNITED KINGDOM— 12.5%
Consumer Services — 1.6%
Firstgroup	584,500	1,798,404
Halfords Group	543,016	2,933,313
		4,731,717
Financials — 7.8%
Amlin	393,365	2,393,180
Aviva	476,634	2,772,025
Intermediate Capital Group	525,387	2,946,407
Provident Financial	174,457	3,995,367
Resolution	730,214	3,040,049
RSA Insurance Group	1,550,923	3,239,494
Standard Life	741,395	4,063,727
		22,450,249
Industrials — 1.4%
Interserve	551,688	3,888,380
Telecommunications — 1.1%
Cable & Wireless Communications	5,032,478	3,263,624
Utilities — 0.6%
SSE	79,802	1,795,963
TOTAL UNITED KINGDOM		36,129,933

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
UNITED STATES— 29.7%
Consumer Goods — 0.8%
Vector Group	157,934	$2,454,294
Financials — 1.6%
BGC Partners, Cl A	421,848	1,683,174
Franklin Street Properties	220,527	2,866,851
		4,550,025
Health Care — 1.9%
AstraZeneca	52,008	2,518,246
PDL BioPharma (A)	430,198	2,959,762
		5,478,008
Industrials — 0.6%
RR Donnelley & Sons (A)	199,615	1,836,458
Real Estate Investment Trust — 19.7%
American Capital Agency	90,588	2,865,299
Annaly Capital Management	165,551	2,461,743
Anworth Mortgage Asset	412,254	2,580,710
ARMOUR Residential	394,484	2,832,395
Capstead Mortgage	201,949	2,500,129
Chimera Investment	934,341	2,849,740
CommonWealth	129,161	2,123,407
CreXus Investment	240,532	3,196,670
CYS Investments	213,221	2,771,873
Hatteras Financial	97,401	2,637,619
Hospitality Properties Trust	106,086	2,675,489
Invesco Mortgage Capital	175,451	3,807,287
Investors Real Estate Trust	347,550	3,253,068
Medical Properties Trust	275,351	3,703,471
MFA Financial	363,879	3,271,272
Omega Healthcare Investors (A)	122,590	3,133,400
Sabra Health Care	141,104	3,540,299
Starwood Property Trust	132,462	3,396,326
Two Harbors Investment	275,176	3,417,686
		57,017,883
Technology — 0.8%
Pitney Bowes (A)	155,811	2,245,236
Telecommunications — 3.5%
CenturyLink	70,450	2,849,702

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Telecommunications — continued
Consolidated Communications Holdings	140,165	$2,412,240
Frontier Communications (A)	627,730	2,868,726
Windstream (A)	214,404	2,088,295
		10,218,963
Utilities — 0.8%
Atlantic Power (A)	183,997	2,269,063
TOTAL UNITED STATES		86,069,930
TOTAL COMMON STOCK
(Cost $267,893,041)		285,872,308

PREFERRED STOCK — 0.7%
BRAZIL— 0.7%
Utilities — 0.7%
AES Tiete
(Cost $2,443,172)	196,751	2,050,158

REPURCHASE AGREEMENT — 6.9%
Barclays
0.130%, dated 01/31/13, to be repurchased on 02/01/13, repurchase price $20,037,030 (collateralized by U.S. Treasury Bills, ranging in par value $527,765-$13,905,980, 0.00%, 04/11/13-07/05/13, with total market value $22,477,718)(B)
TOTAL REPURCHASE AGREEMENT
(Cost $20,036,958)	$20,036,958	20,036,958
TOTAL INVESTMENTS — 106.3%
(Cost $290,373,171)††		$307,959,424

Percentages are based on Net Assets of $289,813,072

(A)	This security or a partial position of this security is on loan at January 31, 2013. The total value of securities on loan at January 31, 2013 was $20,956,553.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of January 31, 2013 was $20,036,958.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $290,373,171, and the unrealized appreciation and depreciation were $22,502,561 and $(4,916,308) respectively.

Cl — Class

Schedule of Investments (Unaudited)	January 31, 2013

Global X SuperDividend ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$285,872,308	$—	$—	$285,872,308
Repurchase Agreement	—	20,036,958	—	20,036,958
Preferred Stock	2,050,158	—	—	2,050,158
Total Investments in Securities	$287,922,466	$20,036,958	$—	$307,959,424

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 investments or Level 2 & Level 3 investments.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.1%
CANADA— 99.1%
Consumer Goods — 3.3%
George Weston, Ser V, 4.750%	6,580	$164,929
Loblaw, Ser A, 5.950%	7,423	197,371
RONA, 5.250%(A)	5,675	145,090
		507,390
Financials — 63.4%
Bank of Montreal, Ser 13, 4.500%	9,318	240,844
Bank of Montreal, Ser 23, 5.400%(A)	10,650	285,203
Bank of Montreal, Ser 25, 3.900%(A)	7,721	194,380
Bank of Nova Scotia, Ser 16, 5.250%	9,330	245,551
Bank of Nova Scotia, Ser 18, 5.000%(A)	9,330	235,635
Bank of Nova Scotia, Ser 20, 5.000%(A)	9,465	238,665
Brookfield Asset Management, Ser 22, 7.000%(A)	9,952	269,304
Brookfield Asset Management, Ser 24, 5.400%(A)	9,117	241,316
Brookfield Asset Management, Ser 26, 4.500%(A)	8,224	214,629
Brookfield Office Properties, Ser L, 6.750%(A)	8,226	219,547
Brookfield Office Properties, Ser P, 5.150%(A)	9,438	246,785
Brookfield Office Properties, Ser R, 5.100%(A)	8,225	215,727
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	8,861	228,588
Canadian Imperial Bank of Commerce, Ser 33 5.350%(A)	8,858	233,484
Canadian Imperial Bank of Commerce, Ser 35, 6.500%(A)	9,595	254,930
Fairfax Financial Holdings, Ser C, 5.750%(A)	8,225	215,644
Fairfax Financial Holdings, Ser G, 5.000%(A)	8,225	205,666
Fairfax Financial Holdings, Ser I, 5.000%(A)	9,870	250,164
Great-West Lifeco, Ser G, 5.200%	9,865	251,224
Great-West Lifeco, Ser I, 4.500%	9,865	244,301
Great-West Lifeco, Ser N, 3.650%(A)	8,221	199,796
HSBC Bank Canada, Ser E, 6.600%(A)	8,226	219,547
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	8,221	216,446
Intact Financial, Ser 1, 4.200%(A)	8,224	214,464
Intact Financial, Ser 3, 4.200%(A)	8,224	215,701
Manulife Financial, Ser 1, 5.600%(A)	11,510	305,695
Manulife Financial, Ser 2, 4.650%	11,510	289,539
Manulife Financial, Ser 4, 6.600%(A)	14,799	397,202
Power Financial, Ser P, 4.400%(A)	9,208	238,924
Royal Bank of Canada, Ser AJ, 5.000%	13,154	338,675
Royal Bank of Canada, Ser AR, 6.250%(A)	11,510	300,386
Royal Bank of Canada, Ser AV, 6.250%(A)	13,154	349,490
Sun Life Financial, Ser 1, 4.750%	11,292	283,489
Sun Life Financial, Ser 2, 4.800%	9,176	233,402
Sun Life Financial, Ser 4, 4.450%	8,470	210,179
Toronto-Dominion Bank, Ser AG, 6.250%(A)	12,332	325,054

Schedule of Investments (Unaudited)	January 31, 2013

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Toronto-Dominion Bank, Ser AK, 6.250%(A)	11,510	$307,657
Toronto-Dominion Bank, Ser O, 4.850%	13,976	359,699
		9,736,932
Oil & Gas — 16.4%
Enbridge, Ser B, 4.000%(A)	16,443	424,346
Enbridge, Ser F, 4.000%(A)	16,495	426,681
Enbridge, Ser N, 4.000%(A)	14,799	382,661
Husky Energy, Ser 1, 4.450%(A)	9,433	250,815
TransCanada, Ser 1, 4.600%(A)	18,087	466,954
TransCanada, Ser 3, 4.000%(A)	11,510	286,192
TransCanada, Ser 5, 4.400%(A)	11,005	283,566
		2,521,215
Telecommunications — 6.9%
BCE, Ser AA, 4.800%(A)	8,507	187,642
BCE, Ser AC, 4.600%(A)	7,761	175,544
BCE, Ser AG, 4.500%(A)	8,522	204,207
Bell Aliant, Ser A, 4.850%(A)	9,459	242,592
Shaw Communications, Ser A, 4.500%(A)	9,869	254,591
		1,064,576
Utilities — 9.1%
Brookfield Renewable Power Preferred Equity,, Ser I, 5.250%(A)	8,247	212,418
Canadian Utilities, Ser Y, 4.000%(A)	10,688	285,042
Emera, Ser C, 4.100%(A)	8,221	214,056
Fortis, Ser H, 1.450%(A)	8,247	213,327
TransAlta, Ser A, 4.600%(A)	9,865	236,982
TransAlta, Ser C, 4.600%(A)	9,044	226,961
		1,388,786
TOTAL CANADA		15,218,899
TOTAL PREFERRED STOCK
(Cost $15,074,768)		15,218,899
TOTAL INVESTMENTS — 99.1%
(Cost $15,074,768)††		$15,218,899

Percentages are based on Net Assets of $15,357,006

(A)	Floating rate security - Rate disclosed is the rate in effect on January 31, 2013.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $15,074,768, and the unrealized appreciation and depreciation were $278,033 and $(133,902) respectively.

Ser — Series

Schedule of Investments (Unaudited)	January 31, 2013

Global X Canada Preferred ETF

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$15,218,899	$—	$—	$15,218,899
Total Investments in Securities	$15,218,899	$—	$—	$15,218,899

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 investments or Level 2 & Level 3 investments.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

Schedule of Investments (Unaudited)	January 31, 2013

Global X Social Media Index ETF

	Shares	Value
COMMON STOCK — 100.0%
CHINA— 27.2%
Technology — 27.2%
Changyou.com ADR	2,060	$63,448
NetEase ADR *	6,721	311,989
Renren ADR *	36,536	122,395
SINA *	19,013	1,044,384
Tencent Holdings	33,054	1,156,724
Youku.com ADR *	23,650	538,274
TOTAL CHINA		3,237,214
GERMANY— 0.6%
Technology — 0.6%
XING	1,350	74,842
JAPAN— 15.0%
Technology — 15.0%
Dena	27,584	872,360
Gree	28,789	428,159
Mixi	23	45,022
Nexon *	40,959	430,440
TOTAL JAPAN		1,775,981
RUSSIA— 9.3%
Technology — 9.3%
Mail.ru Group GDR	16,372	544,697
Yandex, Cl A *	23,006	556,975
TOTAL RUSSIA		1,101,672
TAIWAN— 0.7%
Technology — 0.7%
PChome Online	16,080	78,967
UNITED STATES— 47.2%
Consumer Services — 6.8%
Angie's List *	11,568	145,178
Groupon, Cl A *	94,603	520,316
Nutrisystem	9,782	88,331
Yelp, Cl A *	2,937	62,382
		816,207
Technology — 40.4%
Demand Media *	13,232	111,810
Facebook, Cl A *	56,049	1,735,838

Schedule of Investments (Unaudited)	January 31, 2013

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
Google, Cl A *	698	$527,472
Jive Software *	13,636	209,040
LinkedIn, Cl A *	10,179	1,260,059
MeetMe *	6,061	16,425
Pandora Media *	27,440	316,109
United Online	30,686	203,755
Zynga, Cl A *	152,610	413,573
		4,794,081
TOTAL UNITED STATES		5,610,288
TOTAL COMMON STOCK
(Cost $12,450,318)		11,878,964

U.S. TREASURY OBLIGATION — 5.9%
United States Treasury Bills
0.024%, 02/28/13 (A)
(Cost $699,987)	$700,000	699,983
TOTAL INVESTMENTS — 105.9%
(Cost $13,150,305)††		$12,578,947

Percentages are based on Net Assets of $11,880,521

(A)	Rate shown is the 7-day effective yield as of January 31, 2013.
*	Non-income producing security.
††	At January 31, 2013, the tax basis cost of the Fund's investments was $13,150,305, and the unrealized appreciation and depreciation were $971,574 and $(1,542,932) respectively.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,878,964	$—	$—	$11,878,964
U.S. Treasury Obligation	—	699,983	—	699,983
Total Investments in Securities	$11,878,964	$699,983	$—	$12,578,947

For the period ended January 31, 2013, there have been no transfers between Level 1 & Level 2 investments or Level 2 & Level 3 investments.

For the period ended January 31, 2013, there were no Level 3 investments.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.

GLX-QH-001-0800

Item 2.   Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: March 28, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: March 28, 2013

* Print the name and title of each signing officer under his or her signature.